                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

            Read Instructions at end of  Form before preparing Form.
                             Please print or type.


1.       Name and address of issuer:

         VANGUARD WORLD FUND, INC.

2.       Name of each series or class of funds for which this notice is filed:

         Vanguard U. S. Growth Portfolio
         Vanguard International Growth Portfolio

3.       Investment Company Act File Number:       811-1027

         Securities Act File Number:               2-17620

4.       Last day of fiscal year  for which this notice is filed:   8/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                   /   /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

         N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

         None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         None

9. Number and aggregate sales price of securities sold during the fiscal year:

         142,686,147 Shares
         $2,150,490,619 Aggregate Sales Price

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         142,686,147 Shares
         $2,150,490,619 Aggregate Sales Price

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         N/A

12.      Calculation of registration fee:

         (i)     Aggregate sales price of securities sold during the fiscal
                 year in reliance on rule 24f-2 (from Item 10):                                         $2,150,490,619

         (ii)    Aggregate price of shares issued in connection with
                 dividend reinvestment plans (from Item 11, if applicable):                             +       N/A

         (iii)   Aggregate price of shares redeemed or repurchased during
                 the fiscal year (if applicable):                                             - 1,327,851,097

         (iv)    Aggregate price of shares redeemed or repurchased and
                 previously applied as a reduction to filing fees pursuant to
                 rule 24f-2 (if applicable):                                                  +         N/A

         (v)     Net aggregate price of securities sold and issued during
                 the fiscal year in reliance on rule 24f-2 [line (I), plus line
                 (ii), less line  (iii), plus line (iv)] (if applicable):                     $   822,639,522

         (vi)    Multiplier prescried by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
                 Instruction C.6):                                                            x 1/29 of 1%

         (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                      $283,668.80
                                                                                               ----------

INSTRUCTION:     Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                    /  /

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         October 26, 1995

                                  SIGNATURES


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dated indicated:

         By (Signature and Title) /s/ RAYMOND J. KLAPINSKY
                                 -------------------------------------------
                                  Raymond J. Klapinsky, Secretary


         Date    October 27, 1995
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"EXHIBIT B"




October 27, 1995



Vanguard World Fund, Inc.
1300 Morris Drive, P.O. Box 876
Valley Forge, PA 19482

Gentlemen:

I am acting as counsel to Vanguard World Fund, Inc. (the "Fund"), in connection with its registration as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"), as amended. It is in my capacity as counsel to the Fund that I am furnishing you this opinion.

I have examined the Fund's: (1) Articles of Incorporation, and amendments thereto; (2) minutes of the meetings of shareholders and Directors; (3) Notification of Registration on Form N-8A under the 1940 Act; (4) Registration on Form N-1A under the Securities Act of 1933 ("1933 Act") and 1940 Act, and all amendments thereto; and (5) all other relevant documents and records, as well as the procedures and requirements relative to the issuance and sale of the Fund's shares.

The Fund is authorized to issue 500,000,000 shares of its common stock with a par value of $1.00 per share from two classes ("Portfolios") of shares, which are designated the U.S. Growth Portfolio (200,000,000 authorized shares) and the International Growth Portfolio (300,000,000 authorized shares). On August 31, 1995 (the end of the Fund's fiscal year), the Fund had issued and outstanding approximately 158,739,027 shares of the U.S. Growth Portfolio and approximately 228,145,054 shares of International Growth Portfolio.

My examination also disclosed the following information:

1. On September 1, 1994, (the beginning of the Fund's fiscal year), the Fund did not have any securities registered under the 1933 Act other than pursuant to Rule 24f-2 of the 1940 Act.

2. During the fiscal year ended August 31, 1995, the Fund did not register any securities under the 1933 Act other than pursuant to Rule 24f-2.
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3.              During the fiscal year ended August 31, 1995, the Fund sold the following shares in reliance upon registration pursuant to Rule 24f-2 of the 1940 Act:

Name of Portfolio                Number of Shares        Aggregate Sales Price
U.S. Growth Portfolio                59,236,491              $  991,139,573

International Growth
 Portfolio                           83,449,656               1,159,351,046

Total                               142,686,147              $2,150,490,619

4. During the fiscal year ended August 31, 1995, the Fund redeemed the following shares:

Name of Portfolio                Number of Shares        Redemption Price
U.S. Growth Portfolio               27,002,414            $   458,896,675

International
 Growth Portfolio                   63,495,509                868,954,422

Total                               90,497,923            $ 1,327,851,097

You have instructed me to file, on behalf of the Fund, a Notice pursuant to Rule 24f-2 of the 1940 Act, for the purpose of registering, under the 1933 Act, the shares set forth above which were sold by the Fund during the fiscal year.

Based upon the foregoing information and my examination, it is my opinion that:

1. The Fund is a valid and subsisting corporation of the State of Maryland, authorized to issue 500,000,000 shares of its common stock, with a $1.00 par value, from two Portfolios (200,000,000 shares of the U.S. Growth Portfolio and 300,000,000 shares of the International Growth Portfolio).

2. The proposed registration of the combined total of 142,686,147 shares of common stock sold by the Fund during the fiscal year ended August 31, 1995, pursuant to Rule 24f-2 of the 1940 Act is proper, and that such shares, which were issued for a consideration deemed by the Board of Directors to be consistent with the Fund's Articles of Incorporation, were lawfully issued, fully paid, and non-assessable; and
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3.              The holders of such shares have all the rights provided with respect to such holdings by the Articles of Incorporation and the laws of the State of Maryland.

I hereby consent to the use of this opinion as an Exhibit to the Rule 24f-2 Notice filed on behalf of the Fund, covering the registration of such shares under the 1933 Act, and to the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the states in which shares of the Fund are offered. I further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by me.

Very truly yours,

BY:   (Raymond J. Klapinsky)
      Counsel

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